Label	Element	Value
Mairs & Power Minnesota Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Mairs & Power Minnesota Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (March 11, 2021 (commencement of operations) to December 31, 2021), the Fund’s portfolio turnover rate was 2.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from regular federal income tax and Minnesota state income tax (collectively, “Municipal Securities”). Generally, these Municipal Securities are issued by or on behalf of the State of Minnesota and its political subdivisions, agencies, authorities and instrumentalities, and by other qualified issuers located in Minnesota. The Fund may invest up to 20% of its net assets in debt securities that pay interest subject to taxation, including the federal alternative minimum tax (“AMT”).

The Fund can invest in all types of Municipal Securities, including municipal lease obligations (and certificates of participation in such obligations), insured municipal bonds, municipal general obligation bonds, municipal revenue bonds, municipal notes, municipal cash equivalents, private activity bonds, and pre-refunded and escrowed to maturity bonds. In addition, Municipal Securities include securities issued by custodial receipt trusts, which are investment vehicles the underlying assets of which are municipal bonds. Municipal Securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. The Fund may invest in Municipal Securities of any duration and any maturity and does not seek to maintain a particular dollar-weighted average maturity. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to obtain exposure to certain Municipal Securities, or for liquidity or other reasons. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund also may invest in Municipal Securities whose interest payments vary inversely with changes in short-term tax-exempt interest rate (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund’s investment in inverse floaters are designed to increase the Fund’s income and return through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 10% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s investments in inverse floaters are included and will be valued on a marked-to-market basis for purposes of the 80% policy described above.

Under normal market conditions, the Fund will invest at least 75% of its net assets in securities that are, at the time of investment, rated investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”), but may invest up to 25% of its net assets at the time of investment in non-investment-grade securities, which are not in default (i.e., rated within B3/B- to Ba1/BB+, sometimes called “junk bonds”), as well as unrated securities. The Fund is not permitted to invest in securities that are rated below B3/B- or equivalent NRSRO ratings, or securities deemed either in default or near default by the Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”). The Fund will consider pre-refunded or escrowed-to maturity bonds using U.S. Treasury securities or U.S. government agency securities, regardless of rating, to be investment grade securities.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund.

The Fund does not seek to replicate any index and is actively managed. The Adviser employs primarily a buy and hold strategy seeking income rather than capital returns. The Adviser conducts fundamental analysis on the issue prior to purchasing debt securities. The Adviser may choose to sell securities for a variety of reasons, such as deteriorating credit or to secure gains, limit losses, extend or shorten duration, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment. You should understand these risks before investing. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Fund Details — Principal Risks.” The principal risks of investing in the Fund are:

•Active Management Risk. Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

•AMT Risk. Certain bonds owned by the Fund may generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to the federal AMT if you are a taxpayer that meets the AMT criteria. If you are subject to the federal AMT, you will be required to add any income attributable to these bonds (as reported by the Fund annually) to other so-called “tax preference items” to determine possible liability for the federal AMT.

•Below Investment Grade Bonds Risk. The Fund’s investments in below investment grade bonds are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund’s investments in below investment grade bonds also subject the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of below investment grade bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These below investment grade securities are also known as “high yield” or “junk” bonds.

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•Capital Gains Tax-Related Risk. Two ways in which Fund shareholders can recognize taxable income from their investment in Fund shares are: (1) if you sell your Shares at a price that is higher than the price when you bought them, as adjusted, you will have a taxable capital gain; on the other hand, if you sell your Shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than the prices when they were bought by the Fund, as adjusted, the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.

•Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Credit risk is the risk that an issuer or other obligated party of a municipal bond may default or fail to pay interest and principal payments when due, and the related risk that the value of a municipal bond may decline because of concerns about the issuer’s ability or willingness to make such payments. The Fund’s investments in inverse floaters will increase the Fund’s credit risk.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

•Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

•Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

•Inverse Floating Rate Obligations Risk. The price of inverse floating rate obligations (“inverse floaters”) is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. These risks can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater, which may make the Fund’s returns more volatile and increase the risk of loss. Additionally, these securities may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment.

•Large Shareholder Risk. Certain account holders may from time to time own or control a significant percentage of Shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Shares or a purchase of Shares in large amounts and/or on a frequent basis will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so.

•Liquidity Risk. Certain debt obligations may be difficult or impossible to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

•Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

•Minnesota Municipal Securities Risk. Because the Fund invests substantially in Minnesota municipal instruments, it is more exposed to the impact of negative political, economic and legislative factors within Minnesota than a fund that invests more widely.

•Minnesota State Specific Risk. The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The state relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions.

•Municipal Bond Market Risk. The Fund may be adversely affected due to factors such as the limited amount of public information available regarding the municipal bonds held by the Fund as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue, and the maturity of the obligation.

•Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.

•New Fund Risk. The Fund is a management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Adviser or an affiliate of the Adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the Shares.

•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•Other Investment Companies Risk. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•Rating Agencies Risks. Ratings are not an absolute standard of quality. Ratings are general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests.

•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•Tax Risk. Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

•Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Fund’s valuation committee may be different from the prices used by other investment companies or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

•Zero Coupon Bond Risk. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.mairsandpower.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mairsandpower.com
Mairs & Power Minnesota Municipal Bond ETF | Mairs & Power Minnesota Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MINN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493